Trade and Other Receivables - Disclosure of Ageing of Current Trade Receivables and Non-Current Loans Receivable (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Collateral pledged or held for receivables	$ 0	$ 0
Trade receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,000,000	36,000,000
Trade receivables | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,000,000	1,000,000
Trade receivables | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,000,000	0
Trade receivables | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1,000,000
Trade receivables | Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,000,000	1,000,000
Trade receivables | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,000,000	2,000,000
Trade receivables | Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,000,000	4,000,000
Trade receivables | Impairment | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Trade receivables | Impairment | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Trade receivables | Impairment | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1,000,000
Trade receivables | Impairment | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,000,000	1,000,000
Trade receivables | Impairment | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,000,000	2,000,000
Non-current loans receivable | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,000,000	26,000,000
Non-current loans receivable | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-current loans receivable | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-current loans receivable | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-current loans receivable | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,000,000	9,000,000
Non-current loans receivable | Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,000,000	12,000,000
Non-current loans receivable | Impairment | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-current loans receivable | Impairment | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-current loans receivable | Impairment | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-current loans receivable | Impairment | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,000,000	9,000,000
Fully performing | Trade receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,000,000	31,000,000
Fully performing | Trade receivables | Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,000,000	0
Fully performing | Non-current loans receivable | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,000,000	17,000,000
Fully performing | Non-current loans receivable | Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,000,000	$ 3,000,000